Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Property and equipment, depreciation method	Straight-line method.
Property and equipment, estimated useful lives	Estimated useful lives range from three to eight years.